Document and Entity Information Document	Oct. 29, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2021
Entity Registrant Name	MarketWise, Inc.
Entity Central Index Key	0001805651
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39405
Entity Tax Identification Number	87-1767914
Entity Address, Address Line One	1125 N. Charles St.
Entity Address, City or Town	Baltimore,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201
City Area Code	(888)
Local Phone Number	261-2693
Entity Information, Former Legal or Registered Name	N/A
Written Communications
Soliciting Material
Pre-commencement Tender Offer
Pre-commencement Issuer Tender Offer
Entity Emerging Growth Company
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MKTW
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	MKTW W
Security Exchange Name	NASDAQ